Equity (Details Narrative) - USD ($)					7 Months Ended	12 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Apr. 27, 2018	Nov. 12, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares outstanding					85,562,769	85,562,769	11,730,425
Ordinary share price per shares	$ 10.19				$ 9.76	$ 9.76
Shares previously subject to redemption, shares						16,921,700
Reclassification of shares previously subject to redemption					$ 165,188,000	$ 165,188,000
Redemption value price per shares					$ 10.11	$ 10.11
Underwriting fee per share					$ 0.35	$ 0.35
Redeemed shares, shares						1,916,511
Redeemed shares value					$ (19,379,000)	$ (19,379,000)
Ordinary shares issued for underwriting fees, value					3,737,000	$ 3,737,000
Ordinary shares issued for underwriting fees, shares						307,465
Business acquisition payments					544,400,000
Business combination, consideration transferred					$ 319,015,000	$ 319,015,000
Acquired percentage of shares outstanding	12.00%						12.00%
GES Transaction [Member]
Business acquisition exchange shares	25,309,848				3,036,381
Business acquisition payments	$ 29,300,000
Business combination, ordinary shares	3,036,381				25,309,848
Acquired percentage of shares outstanding	88.00%
NPS Holdings Limited [Member]
Business combination, ordinary shares					25,077,000
Business combination, consideration transferred					$ 319,015,000
NPS Holdings Limited [Member] | Predecessor [Member]
Ordinary shares outstanding							342,250,000
Dividends paid per share					$ 0.13		$ 0.05
NPS Holdings Limited [Member] | Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel [Member] | Predecessor [Member]
Ordinary share price per shares					$ 1	$ 1
Number of convertible shares issued					37,000,000
Hana Investments [Member]
Business acquisition payments					$ 150,000,000
Business combination, ordinary shares					13,758,449
Stock Purchase Agreement [Member]
Business combination, ordinary shares				418,001
Business combination, consideration transferred				$ 4,700,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition exchange shares				83,660,878
Business acquisition payments				$ 150,000,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments				$ 292,800,000
Business combination, ordinary shares				11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares				$ 11.244
Number of ordinary shares issuance				13,340,448
Hana Loan Agreement [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		53,362
Principal amount borrowed		$ 50,000,000
Origination fee		$ 600,000			$ 600,000
Relationship Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		213,447
Business combination, consideration transferred		$ 2,100,000			$ 2,100,000
Forward Purchase Agreement [Member] | Backstop Investor [Member]
Business acquisition payments			$ 48,293,763
Business combination, ordinary shares			4,829,375
Public Warrants [Member]
Warrants					22,921,700	22,921,700
Ordinary share price per shares					$ 5.75	$ 5.75
Private Warrants [Member]
Warrants					12,618,680	12,618,680
Ordinary share price per shares					$ 5.75	$ 5.75